10-Q Accumulated other comprehensive loss (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Accumulated comprehensive loss
The after-tax changes in the components of accumulated other comprehensive loss were as follows:

	Net Unrealized Loss on Derivative Instruments Qualifying as Hedges	Post- retirement Liability Adjustment	Total Accumulated Other Comprehensive Loss
	(In thousands)
At December 31, 2020	$(750)	$(28,203)	$(28,953)
Other comprehensive income before reclassifications	—	3,041	3,041
Amounts reclassified from accumulated other comprehensive loss	332	1,090	1,422
Net current-period other comprehensive income	332	4,131	4,463
At December 31, 2021	(418)	(24,072)	(24,490)
Other comprehensive income before reclassifications	—	10,935	10,935
Amounts reclassified from accumulated other comprehensive loss	328	875	1,203
Net current-period other comprehensive income	328	11,810	12,138
At December 31, 2022	$(90)	$(12,262)	$(12,352)
The after-tax changes in the components of accumulated other comprehensive loss were as follows:

	Net Unrealized Loss on Derivative Instruments Qualifying as Hedges	Postretirement Liability Adjustment	Total Accumulated Other Comprehensive Loss
	(In thousands)
At December 31, 2022	$(90)	$(12,262)	$(12,352)
Amounts reclassified from accumulated other comprehensive loss	46	47	93
Net current-period other comprehensive income	46	47	93
At March 31, 2023	$(44)	$(12,215)	$(12,259)
Other comprehensive loss before reclassification	—	(17)	(17)
Amounts reclassified from accumulated other comprehensive loss	44	48	92
Net current-period other comprehensive income	44	31	75
At June 30, 2023	$—	$(12,184)	$(12,184)

	Net Unrealized Loss on Derivative Instruments Qualifying as Hedges	Postretirement Liability Adjustment	Total Accumulated Other Comprehensive Loss
	(In thousands)
At December 31, 2021	$(418)	$(24,072)	$(24,490)
Amounts reclassified from accumulated other comprehensive loss	82	221	303
Net current-period other comprehensive income	82	221	303
At March 31, 2022	$(336)	$(23,851)	$(24,187)
Other comprehensive income before reclassification	—	5,820	5,820
Amounts reclassified from accumulated other comprehensive loss	82	220	302
Net current-period other comprehensive income	82	6,040	6,122
At June 30, 2022	$(254)	$(17,811)	$(18,065)

Reclassification out of accumulated other comprehensive loss
The following amounts were reclassified out of accumulated other comprehensive loss into net income. The amounts presented in parentheses indicate a decrease to net income on the Consolidated Statements of Operations. The reclassifications for the years ended December 31 were as follows:

	2022	2021	2020	Location on Consolidated Statements of Income
	(In thousands)
Reclassification adjustment for loss on derivative instruments included in net income	$435	$439	$435	Interest expense
	(107)	(107)	(107)	Income taxes
	328	332	328
Amortization of postretirement liability losses included in net periodic benefit credit	1,167	1,453	1,422	Other income
	(292)	(363)	(351)	Income taxes
	875	1,090	1,071
Total reclassifications	$1,203	$1,422	$1,399
The following amounts were reclassified out of accumulated other comprehensive loss into net income (loss). The amounts presented in parenthesis indicate a decrease to net income (loss) on the Consolidated Statements of Operations. The reclassifications were as follows:

	Three Months Ended		Six Months Ended		Location on Consolidated Statements of Operations
	June 30,		June 30,
	2023	2022	2023	2022
	(In thousands)
Reclassification adjustment for loss on derivative instruments included in net income (loss)	$(57)	$(109)	$(118)	$(218)	Interest expense
	13	27	28	54	Income taxes
	(44)	(82)	(90)	(164)
Amortization of postretirement liability losses included in net periodic benefit cost	(63)	(291)	(126)	(583)	Other income
	15	71	31	142	Income taxes
	(48)	(220)	(95)	(441)
Total reclassifications	$(92)	$(302)	$(185)	$(605)